State Street SPDR SP 500 Scored and Screened ETF Expense Example - State Street SPDR SP 500 Scored and Screened ETF - State Street SPDR SP 500 Scored and Screened ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	$ 128